CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
Investments And Cash [Abstract]
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS

NOTE 6-CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS

Cash and cash equivalents, consisting primarily of bank deposits and money market funds, are recorded at cost which approximates fair value because of the short-term nature of these instruments.

Short-term investments consist of available-for-sale securities and held to maturity investments with original maturities longer than three months and less than twelve months when acquired. Long-term investments consist of cost and equity method investments in privately held companies.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. In making this determination, the Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value.

The following table shows the break-down of the Company’s total short-term investment and long-term investments as of December 31, 2019 and December 31, 2018:

	Accounting	December 31,	December 31,
	Method	2019	2018
		(in thousands)
UTStarcom Hong Kong Holdings Ltd	Cost	$3,129	$3,129
GCT Semiconductor, Inc.	Cost	—	—
Total Investments using Cost Method		3,129	3,129
Aceland	Equity	—	2,095
UiTV	Equity	—	—
AioTV	Equity	—	—
Total Investments using Equity Method		—	2,095
Aceland	AFS	2,095	—
Total Investments using Trading Method		2,095	—
Total Investments		$5,224	$5,224

GCT Semiconductor

In October 2004, the Company invested $3.0 million in Series D preferred convertible stock of GCT Semiconductor, Inc., or GCT, which designs, develops and markets integrated circuit products for the wireless communications industry. This investment represents approximately a 0.4% interest in GCT. The Company assesses the fair value every year-end. In 2012 and 2016, the Company recorded $2.1 million and $0.8 million investment impairment, respectively. As of December 31, 2016, the book value of the investment was zero.

UiTV Media Inc. or UiTV

On October 16, 2010, the Company invested $ 30.0 million in UiTV Media Inc., or (“UiTV”), $10.0 million of which was paid by the Company’s common shares that it had the repurchase rights and $20.0 million of which was paid by cash. The Company recorded this transaction as an acquisition because the Company owned 75% interest of UiTV and had effective control. The transactions closed on November 8, 2010. On April 15, 2012, the Company exercised its repurchase right, and this trigged deconsolidation of UiTV from the Company’s consolidated financial statements starting from June 21, 2012 as the Company lost the effective contol due to reduced ownership from 75% to 49% and loss of a board of directors seat. As the result, the Company accounted for this investment using the equity method. From December 3, 2012 to December 31, 2015, the Company purchased $35.1 million convertible bonds that bear interest at 6.5% per annum with various maturity dates, and subsequently all maturity dates were extended to December 31, 2015. In 2013 and 2014, the Company recorded a total of $9.6 million and $5.3 million, respectively, in losses for the preferred stock investment to reflect 49% interest in UiTV losses. After the value of the preferred shares was reduced to zero, the Company started to record 100% of UiTV losses against our convertible bond investment balance until the carrying value of the convertible bond investment balance was reduced to zero. Therefore, in 2014 and 2015, the Company recorded $3.6 million and $14.0 million in losses to reflect 100% of UiTV losses. At every year-end, the Company assessed the fair value of the UiTV, and recorded impairment charges of $9.1 million, $2.4 million and $6.0 million in 2013, 2014 and 2015, respectively. The convertible bond investments balance was reduced to zero as of December 31, 2015.

UTStarcom Hong Kong Holdings Ltd.,

On August 31, 2012, the Company completed the sale of our IPTV business to UTStarcom Hong Kong Holdings Ltd. to its former Chief Executive Officer. On the same day, the Company purchased a $20.0 million Convertible Bond from UTStarcom Hong Kong Holdings Ltd. which bears interest at 6.5% per annum and matured on August 31, 2017. On April 7, 2015, the Company entered an agreement with UTStarcom Hong Kong Holdings Ltd. for the conversion of the $20.0 million Convertible Bond.  Pursuant to the agreement, UTStarcom Hong Kong Holdings Ltd. paid $10.0 million in cash as partial repayment of the principal of the Convertible Bond. The remaining principal and interest of the Convertible Bond were converted to 14% of equity interest of UTStarcom Hong Kong Holdings Ltd. The Company used the cost method to account for this investment. The Company assesses the fair value every year-end. In 2015, the Company recorded $6.5 million investment impairment. During 2018 and 2019, the Company assessed the fair value of UTStarcom Hong Kong Holdings Ltd, and recorded a $0.4 million and nil impairment charge. As of December 31, 2019, the recorded value of this investment was $3.1 million.

Aceland Investment Limited

In December 2010, the Company invested $2.1 million into Aceland Investments Limited (“Aceland”). In the second quarter of 2011, the Company extended a shareholder loan to Aceland in the amount of $7.1 million with a maturity date of December, 31, 2015. The Company owned an approximately 35% interest in Aceland and accounted for the investment in Aceland using the equity method. In 2015, the Company recorded a $1.0 million impairment charge on the Aceland investment. In 2016, the Company received $6.7 million cash from Aceland as partial repayment of the loan balance and the Company realized a $1.0 million gain of foreign exchange. In 2017 and 2018, the Company realized a $0.2 million and $0.3 million equity loss as a result of the depreciation of the US Dollar deposit, respectively. As of December 31, 2018, the book value of the investment was $2.1 million. In October 2019, the Board of Aceland approved a resolution to reduce its shares capital and was expected to repurchase our full investment in Aceland within one year. As the result, the Company classified this investment as a trading security in the short-term investment account in the amount of $2.1 million at December 31, 2019. In March 2020, Aceland repurchased all of the Company’s investment and the Company recorded a $0.3 million gain in the other income.

AioTV Inc.

In November 2012, the Company invested $8.0 million in Series B Preferred Stocks of AioTV, at $0.320937 per share. The Preferred Stock was classified as available-for-sale security as it was not considered to be in-substance common stock due to the redemption feature. The Company owned a 45% equity interest in AioTV as of December 31, 2017. To estimate its fair value in 2016, the Company used the option-pricing method and Ross and Rubinstein Binomial Model (“Binomial-Model”), which is based on the fair value of invested capital evaluated by an income approach. The significant inputs for the valuation model included the following:

Year Ended
December 31,
2016
Total fair value of invested Capital as at valuation date (in thousands)	900
Risk free rate of interest	0.80%
Dividend yield	0.00%
Expiration date	November 14, 2017
Volatility	41%

The fair value of the invested capital has been determined using income approach including a discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate of 50% by using the weighted average cost of capital method in 2016.

Risk free rate of interest adopted for the valuation was estimated based on the US Sovereign Strips Curve plus default risk spread between US and China.

Dividend yield was assumed to be 0.00% considering that AioTV plans to retain profit for corporate expansion and hence have no plan to distribute dividends in the near future.

Expiration date is the expected date of illiquidity event estimated by management.

The expected equity volatility was estimated based on the annualized standard deviation of the daily stock price return of comparable companies for the period before the valuation date and with a similar time span as to expiration.

Based on the above assessment of the preferred stock, the Company concluded the fair value was less than the book value of the preferred stock as of December 31, 2016, which will not recover in foreseeable future, thus for the year ended December 31, 2016, the Company recorded a $4.3 million in impairment charges in investment impairments.

On December 7, 2015, the Company invested $0.5 million in a convertible bond of AioTV. The convertible bond bears interest at 10.0% per annum and matured on May 7, 2016 which was subsequently extended to March 28, 2017. The Company converted the bond to 2,269,856 common shares at the conversion price of $0.253790596 per share on May 30, 2017. In the fourth quarter of 2016, the Company invested an additional $0.3 million in convertible bonds issued by AioTV. The convertible bond bears interest at 10% per annum and matured on October 6, 2017. The convertible bonds are classified as an AFS security and are subject to fair value accounting. During 2016, and in connection with the fair value analysis of the investment capital, the Company assessed the fair value of these convertible bonds and concluded that there was no impairment.

As of December 31, 2016, the carrying amount on the investment of AioTV was $1.7 million, including $0.9 million preferred shares and $0.8 million convertible bonds.

On May 30, 2017, the Company converted all the existing 25,527,008 Series B Preferred Shares of AioTV into 25,527,008 common shares of AioTV at a conversion price of $0.320937 per share, and converted $576,068 of the principal amount and the accrued and unpaid interests of the $0.5 million convertible debenture issued on December 7, 2015 into 2,269,856 common shares of AioTV at a conversion price of $0.253790596 per share. After this conversion, the Company deemed to have significant influence in AioTV and began to use the equity method to account for the investment in AioTV.

On May 30, 2017, the Company signed a “Note Purchase Agreement” with AioTV. Pursuant to the agreement, the valuation cap of AioTV was reduced to $0.16 million, and the Company promised to purchase $0.8 million convertible promissory note including $0.32 million existing convertible bond issued in October 2016. As the result, the Company recorded $1.3 million investment impairment in the second quarter of 2017. We invested $0.1 million and $0.38 million in the second and third quarter of 2017,respectively, in a convertible promissory note. In the third quarter of 2017, the Company recorded $0.1 million in losses to reflect its 45% share of AioTV’s losses. After the recorded balance of common stock is reduced to zero, the Company records 45% share of AioTV’s losses against our convertible promissory note investment balance until the carrying value of the convertible promissory note investment balance is reduced to zero. In the third and fourth quarter of 2017, the Company recorded $0.2 million and $0.2 million, respectively, in losses to reflect its 45% share of AioTV’s losses. As of December 31, 2017, the Company assessed the fair value of AioTV, and recorded a $0.4 million impairment charge to this investment, reducing its book value to zero.

On December 19, 2018, the Company entered into an assignment and assumption agreement to transfer all the Company’s equity interests and debt interests in AioTV to a third party for a cash consideration of $1 by the buyer. This transaction was closed at April 11, 2019.

The Company presents the below summarized unaudited financial information of the Company’s equity method investees.

	Condensed	Condensed	Condensed
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	(in thousands)	(in thousands)	(in thousands)
Operating data:
Revenue	$7,609	$6,131	$6,943
Gross profit	$4,904	$4,847	$4,841
Income (loss) from operations	$(60)	$(911)	$(2,776)
Net income (loss)	$(3,001)	$(4,422)	$(2,104)
Net income (loss) attributable to Equity method investees	$—	$(262)	$(687)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
	(in thousands)	(in thousands)	(in thousands)
Balance sheet data:
Current assets	$6,061	$13,550	$20,527
Long-term assets	$666	$1,289	$2,545
Current liabilities	$(7,633)	$(9,672)	$(70,213)
Long-term liabilities	$(56,407)	$(53,071)	$—
Non-controlling interests	$—	$—	$—

Fair Value Measurements

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The accounting guidance also establishes a three-tier fair value hierarchy which requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The fair value hierarchy prioritizes the inputs into three levels that may be used in measuring fair value as follows:

Level 1-observable inputs such as quoted prices in active markets for identical assets or liabilities.

Level 2-inputs other than the quoted prices in active markets for identical assets or liabilities that are observable either directly or indirectly.

Level 3-unobservable inputs based on the Company’s assumptions.

The Company’s financial instruments consist principally of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, long-term investments, accounts payable and certain accrued expenses. Short-term investments consist of bank notes, term deposits and hold for trading with maturities longer than three months and less than one year when acquired. As of December 31, 2019, the respective carrying values of financial instruments except for long-term investments approximated their fair values based on their short-term maturities. As of December 31, 2019, the combined fair value of the entity’s short-term investments and long-term investments in available-for-sale Level 3 convertible bond and redeemable securities was $2.1 million.

There were no financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy for the year ended December 31, 2019 and 2018.

The following is the change in value of financial assets using unobservable inputs (Level 3) for the year ended December 31, 2019.

Amount
In thousands
As of December 31, 2018	$—
Add: Reclassed to short-term investment as trading security	2,095
As of December 31, 2019	$2,095